Note 15 - Regulatory Matters (Details) - Compliance with Regulatory Capital Requirements under Banking Regulations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Abstract]
Total capital (to risk-weighted assets), actual amount	$ 17,362	$ 16,344
Total capital (to risk-weighted assets), actual ratio	16.50%	18.75%
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	8,418	6,972
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio	8.00%	8.00%
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	10,523	8,715
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, ratio	10.00%	10.00%
Tier I capital (to risk weighted assets), actual amount	16,187	15,403
Tier I capital (to risk weighted assets) actual ratio	15.38%	17.68%
Tier I capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	4,209	3,486
Tier I capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Tier I capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	6,314	5,229
Tier I capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action requirements	6.00%	6.00%
Tier I capital (to average assets), actual amount	16,187	15,403
Tier I capital (to average assets) actual ratio	10.74%	12.70%
Tier I capital (to average assets) minimum capital required for capital adequacy purposes, amount	6,028	4,850
Tier I capital (to average assets) minimum required for capital adequacy purposes (to average assets) ratio	4.00%	4.00%
Tier I capital (to average assets) minimum capital required to be well capitalized und prompt corrective action regulations, amount	$ 7,535	$ 6,062
Tier I capital (to average assets) minimum required to be well capitalized under prompt corrective action regulations (to average assets) ratio	5.00%	5.00%